Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other current assets
Prepaid expenses and other	$ 1,081	$ 764
Derivative assets-current	211	182
Insurance related receivables prepaid expenses and other	106	77
Total other current assets	1,398	1,023
Investments
Equity method	56	58
Cost method	59	41
Other investments	2	3
Total investments	117	102
Other assets
Deferred income taxes	510	1,130
Insurance related receivables and other	49	89
Cash surrender value of life insurance policies	241	245
Other	253	305
Total other assets	1,053	1,769
Other current liabilities
Accrued trade payables	566	533
Deferred income	518	541
Derivative liabilities	65	39
Dividends payable		648	$ 567
Employee benefits and withholdings	148	172
Contingent liability claims and other	147	157
Property and other taxes	89	90
Pension and postretirement benefits	60	60
Other	811	644
Total other current liabilities	2,404	2,884
Other liabilities
Long term income taxes payable	154	519
Employee benefits	254	262
Contingent liability claims and other	295	300
Capital lease obligations	46	59
Deferred income	19	21
Deferred income taxes	551	141
Other	261	253
Total other liabilities	1,580	1,555
Drafts payable
Drafts payable on demand included in Accounts payable	$ 79	$ 1